Fees Summary	May 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 287,735,386.04
Previously Paid Amount	0.00
Total Fee Amount	44,052.29
Total Offset Amount	0.00
Net Fee	$ 44,052.29